RESTRUCTURING CHARGES (Details 2) - USD ($) $ in Millions		3 Months Ended			12 Months Ended			13 Months Ended	16 Months Ended	62 Months Ended	65 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 92.8	$ 1.2		$ 2.7	$ 15.7	$ 5.5			$ 77.3	$ 129.5
Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges		76.6	0.2		0.5	3.3	0.0			21.3	80.1
Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3.9	0.0		0.0	4.5	0.4			21.4	19.7
Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2.9	0.2		0.9	2.9	4.9			18.4	5.7
Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges										4.1	4.1
Employee relocation cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.2	0.1								5.5
Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges					0.6	0.5	0.6			6.2
Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9.2	0.7		0.7	4.5	(0.4)			5.9	14.4
Chlor Alkali Products Becancour
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.3	1.2	$ 10.0	2.0			$ 12.0	$ 12.3
Chlor Alkali Products Becancour | Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges								3.5	3.5
Chlor Alkali Products Becancour | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges								2.7	2.7
Chlor Alkali Products Becancour | Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring charges								0.6	0.9
Chlor Alkali Products Becancour | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges								0.0	0.0
Chlor Alkali Products Becancour | Employee relocation cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges									0.0
Chlor Alkali Products Becancour | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges								0.0
Chlor Alkali Products Becancour | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges								$ 5.2	$ 5.2
Chlor Alkali Products and Vinyls Capacity Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 92.2
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges	76.6
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3.9
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.5
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.0
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Employee relocation cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.0
Chlor Alkali Products and Vinyls Capacity Reductions [Member] | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9.2
Chlor Alkali Products Mercury
Restructuring Cost and Reserve [Line Items]
Restructuring charges						3.8	3.7			40.6
Chlor Alkali Products Mercury | Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges										17.8
Chlor Alkali Products Mercury | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges										5.6
Chlor Alkali Products Mercury | Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring charges										15.6
Chlor Alkali Products Mercury | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges										0.0
Chlor Alkali Products Mercury | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges										0.9
Chlor Alkali Products Mercury | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges										0.7
Winchester Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0.3	$ 0.1		$ 0.7	$ 1.9	$ 1.8			24.7	25.0
Winchester Segment | Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges										0.0	0.0
Winchester Segment | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges										13.1	13.1
Winchester Segment | Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring charges										2.2	2.3
Winchester Segment | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges										4.1	4.1
Winchester Segment | Employee relocation cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges											5.5
Winchester Segment | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges										5.3
Winchester Segment | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges										$ 0.0	$ 0.0